Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Minimum Payments Under Non Cancellable Operating Leases Capitalized Software Licenses And Purchase Commitments Disclosure Text Block
Some of our purchase commitments entered in the ordinary course of business provide for minimum payments. At December 31, 2012, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2013	$102	$46	$77
2014	77	33	54
2015	66	14	25
2016	49	—	18
2017	32	—	10
Thereafter	80	—	22